Revenue Recognition - Schedule of Revenues Recognized by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 164,957	$ 139,396
Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	163,133	137,598
Product Revenue | United States
Disaggregation of Revenue [Line Items]
Total revenue	162,742	137,349
Product Revenue | All Other
Disaggregation of Revenue [Line Items]
Total revenue	391	249
Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,824	1,798
Service Revenue | United States
Disaggregation of Revenue [Line Items]
Total revenue	1,781	$ 1,798
Service Revenue | All Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 43